Accounts payable (Tables)	12 Months Ended
Dec. 31, 2018
Accounts payable
Schedule of accounts payable

	As of December 31,
	2017	2018
	RMB	RMB
Vendor payable	62,548,717	66,701,380
Shipping charges payable and others	11,788,991	13,283,638
Total	74,337,708	79,985,018